Intangible Assets, Net (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Intangible Assets, Net [Abstract]
Amortization expense	$ 2,352,639	$ 2,333,334	$ 583,333